Condensed financial information of the parent company - Five-year schedule of maturities of debt (Details) - Parent company - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Subordinated Loans
Condensed Financial Statements, Captions [Line Items]
Borrowings	€ 18,429	€ 18,522
Subordinated Loans | Within 1 year
Condensed Financial Statements, Captions [Line Items]
Borrowings
Subordinated Loans | More than 1 year but less than 2 years
Condensed Financial Statements, Captions [Line Items]
Borrowings
Subordinated Loans | More than 2 years but less than 3 years
Condensed Financial Statements, Captions [Line Items]
Borrowings
Subordinated Loans | More than 3 years but less than 4 years
Condensed Financial Statements, Captions [Line Items]
Borrowings
Subordinated Loans | More than 4 years but less than 5 years
Condensed Financial Statements, Captions [Line Items]
Borrowings
Subordinated Loans | More than 5 years
Condensed Financial Statements, Captions [Line Items]
Borrowings	10,735	10,035
Subordinated Loans | Maturity not applicable
Condensed Financial Statements, Captions [Line Items]
Borrowings	7,695	8,487
Debenture loans
Condensed Financial Statements, Captions [Line Items]
Borrowings	49,562	49,751
Debenture loans | Within 1 year
Condensed Financial Statements, Captions [Line Items]
Borrowings	3,284	1,010
Debenture loans | More than 1 year but less than 2 years
Condensed Financial Statements, Captions [Line Items]
Borrowings	6,859	8,053
Debenture loans | More than 2 years but less than 3 years
Condensed Financial Statements, Captions [Line Items]
Borrowings	7,180	7,401
Debenture loans | More than 3 years but less than 4 years
Condensed Financial Statements, Captions [Line Items]
Borrowings	7,326	7,523
Debenture loans | More than 4 years but less than 5 years
Condensed Financial Statements, Captions [Line Items]
Borrowings	7,747	6,220
Debenture loans | More than 5 years
Condensed Financial Statements, Captions [Line Items]
Borrowings	17,167	19,544
Debenture loans | Maturity not applicable
Condensed Financial Statements, Captions [Line Items]
Borrowings